Dec. 31, 2022
T. Rowe Price Spectrum Income Fund
Supplement to Prospectus and Summary Prospectus dated May 1, 2023

The fund will add the T. Rowe Price Dynamic Credit Fund as a new underlying fund in which the fund may invest. Investments in the T. Rowe Price Dynamic Credit Fund are expected to begin late in the third quarter of 2023 or during the fourth quarter of 2023.

To reflect the addition of the new underlying fund, the table showing the fund’s asset allocation ranges for underlying funds in the summary prospectus and Section 1 of the prospectus is supplemented as follows:

Investment Range
Dynamic Credit Fund	0%-10%

The table entitled “Description of Underlying Funds” in Section 2 of the prospectus is supplemented as follows to add the new underlying funds:

Dynamic Credit Fund Seeks total return through a combination of income and capital appreciation by normally investing at least 80% of its net assets in credit instruments and derivative instruments that are linked to, or provide investment exposure to, credit instruments. The fund has the flexibility to invest across a wide variety of global credit instruments without constraints to particular benchmarks, asset classes, or sectors.